FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2004

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 153 East 53rd Street, 55th Floor, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Gregory Grinberg
         -----------------------

Title:
         -----------------------

Phone:   (212) 446-2465
         -----------------------

Signature, Place, and Date of Signing:

/s/ Gregory Grinberg                  New York, New York       November 15, 2004
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   58
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Form 13F Information Table Value Total:   $ 283,201  (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                               September 30, 2004


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Alleghany Corp Del               COM            017175100         1599        5861  SH        Sole                    5861
Altria Group Inc                 COM            02209S103         7291      155000  SH        Sole                  155000
Amerada Hess Corp                COM            023551104         3916       44000  SH        Sole                   44000
Amgen Inc                        COM            031162100         4191       73775  SH        Sole                   73775
Anadarko Pete Corp               COM            032511107        54990      828665  SH        Sole                  828665
Associated  Banc Corp            COM            045487105          911       28408  SH        Sole                   28408
AT&T Wireless Svcs Inc           COM            00209A106          864       58438  SH        Sole                   58438
Biogen Idec Inc                  COM            09062X103        13130      214640  SH        Sole                  214640
Cap Rock Energy Corp             COM            13910R102         2320       81700  SH        Sole                   81700
Capitol Fed Finl                 COM            14057C106         5533      171937  SH        Sole                  171937
Cardinal Health Inc              COM            14149Y108          657       15000  SH        Sole                   15000
Celestica Inc                    SUB VTG SHS    15101Q108          762       59997  SH        Sole                   59997
Charter Finl Corp West Pt Ga     COM            16122M100        17131      511232  SH        Sole                  511232
Ciena Corp                       COM            171779101          368      185615  SH        Sole                  185615
Commercial Cap Bancorp Inc       COM            20162L105         2225      101318  SH        Sole                  101318
Commercial Federal Corporati     COM            201647104          350       12991  SH        Sole                   12991
Conexant Systems Inc             COM            207142100          605      377829  SH        Sole                  377829
Deutsche Telekom AG              SPONSORED ADR  251566105         1640       87912  SH        Sole                   87912
Dutchfork Bancshares Inc         COM            26704P108         1864       46900  SH        Sole                   46900
Ebay Inc                         COM            278642103         4667       50758  SH        Sole                   50758
Edison Intl                      COM            281020107         3905      147300  SH        Sole                  147300
Erie Indty Co                    CLA            29530P102        28530      559633  SH        Sole                  559633
Fair Isaac Corp                  COM            303250104         1113       38131  SH        Sole                   38131
Fifth Third Bancorp              COM            316773100         2552       51852  SH        Sole                   51852
First Banctrust Corp             COM            31868F102          673       55330  SH        Sole                   55330
First Ctzns Bancshares Inc N     CLA            31946M103          758        6423  SH        Sole                    6423
First Fed Bankshares Inc Del     COM            32020V100          486       21193  SH        Sole                   21193
Freescale Semiconductor Inc      COM CLA        35687M107         9387      656410  SH        Sole                  656410




General Elec Co                  COM            369604103         3308       98520  SH        Sole                   98520
Gouverneur Bancorp               COM            383584109          244       17400  SH        Sole                   17400
IMC Global Inc                   COM            449669100         1114       64080  SH        Sole                   64080
InterActiveCorp                  COM            45840Q101         1651       74956  SH        Sole                   74956
Jds Uniphase Corp                COM            46612J101          218       64600  SH        Sole                   64600
Jefferson Bancshares Inc Ten     COM            472375104         3449      261264  SH        Sole                  261264
Joy Global Inc                   COM            481165108          287        8360  SH        Sole                    8360
Kerr McGee Corp                  COM            492386107         4979       86967  SH        Sole                   86967
Lesco Inc Ohio                   COM            526872106         2780      209825  SH        Sole                  209825
McDermott Intl Inc               COM            580037109        16108     1365100  SH        Sole                 1365100
Medco Health Solutions Inc       COM            58405U102        14894      482000  SH        Sole                 482000
New York Cmnty Bancorp Inc       COM            649445103         1516       73825  SH        Sole                  73825
Northwest Bancorp Inc Pa         COM            667328108        16473      728892  SH        Sole                 728892
Octel Corp                       COM            675727101         1050       49423  SH        Sole                  49423
Pathfinder Bancorp Inc           COM            70320A103          519       32200  SH        Sole                  32200
Peoplesoft Inc                   COM            712713106          232       11700  SH        Sole                  11700
Pg&e Corp                        COM            69331C108        18254      600466  SH        Sole                 600466
Price Legacy Corp                COM NEW        74144P502         4643      245000  SH        Sole                 245000
River Vy Bancorp                 COM            768475105         1040       44732  SH        Sole                  44732
Sanmina Sci Corp                 COM            800907107         2360      334783  SH        Sole                 334783
Sierra Pac Res                   COM            826425100         2669      298200  SH        Sole                 298200
Solectron Corp                   COM            834182107          259       52299  SH        Sole                  52299
Taylor Cap Group Inc             COM            876851106          720       30000  SH        Sole                  30000
Texas Instrs Inc                 COM            882508104          401       18850  SH        Sole                  18850
Verisign Inc                     COM            92343E102         1439       72400  SH        Sole                  72400
Veritas Software Co              COM            923436109          302       16960  SH        Sole                  16960
Viad Corp                        COM NEW        92552R406          593       25000  SH        Sole                  25000
Wayne Svgs Bancshares Inc Ne     COM            94624Q101         2441      153500  SH        Sole                 153500
Willow Grove Bancorp Inc New     COM            97111W101          927       55906  SH        Sole                  55906
Yahoo Inc                        COM            984332106         5913      174362  SH        Sole                 174362